Employee benefits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Salary		R$ 3,331	R$ 10,286
Labor provisions (vacation)		16,918	16,481
Provision for bonus		157	22,578
Other obligations		636	539
Long-term benefits (a)	[1]	2,124	816
Total		23,166	50,700
Current		21,109	50,085
Non-current		R$ 2,056	R$ 615

[1]	Effect of the provision for taxes to be paid on the delivery of restricted Class A common shares (“RSU”) of the plan described in Note 20.